FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of outstanding derivative positions

Oil Derivatives	Weighted Average WTI/LLS (1)			Weighted Average Brent (1)
Year	Units (Bbls)	Floor	Ceiling	Units (Bbls)	Floor	Ceiling
2019	1,238,000	$58.83	$65.24	989,000	$61.89	$69.17
2020	1,326,000	$53.66	$59.56	—	$—	$—
2021	612,000	$48.49	$59.23	—	$—	$—
2022	528,000	$45.68	$60.83	—	$—	$—
2023	160,000	$40.00	$63.10	—	$—	$—
Total	3,864,000	$52.84	$61.65	989,000	$61.89	$69.17

Gas Derivatives (HH/HSC)	Weighted Average (1)
Year	Units (Mcf)	Floor	Ceiling
2019	3,372,000	$2.99	$3.23
2020	1,536,000	$2.65	$2.70
2021	1,200,000	$2.66	$2.66
2022	1,080,000	$2.69	$2.69
2023	240,000	$2.64	$2.64
Total	7,428,000	$2.81	$2.93
(1)

The Company’s outstanding derivative positions include swaps totaling 1,279,000 Bbls and 6,180,000 Mcf, which are included in both the weighted average floor and ceiling value. Additionally, certain volumes in the table above are subject to 3-way collars.  60,000 Bbls in 2019 and 36,000 Bbls in 2020 are hedged via structures containing an additional short put option at a $30 strike price, and 300,000 Bbls in each 2020,  2021 and 2022 contain an additional short put option with a $35 strike price.  The put option strike price is not factored into the Floor in the table above.

Schedule of maturity analysis of commitments related to its financial liabilities

The Company has the following commitments related to its financial liabilities (US$’000):

		Less than 1		More than 5
As at 31 December 2018	Total	year	1 — 5 years	years
Trade and other payables	34,796	34,796	—	—
Accrued expenses	35,223	35,223	—	—
Provisions	1,990	900	1,090	—
Credit facilities payments, including interest (1)	446,622	30,956	415,666	—
Total	518,631	101,875	416,756	—
(1)	Assumes credit facilities are held to maturity.

Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis for commodity price risk and interest rate risk

	2018	2017
Year ended 31 December	US$’000	US$’000
Effect on loss before tax
Increase / (Decrease)
Oil
- improvement in US$ oil price of $10 per barrel	(26,507)	(14,287)
- decline in US$ oil price of $10 per barrel	41,937	15,961
Gas
- improvement in US$ gas price of $0.50 per mcf	(3,570)	(1,254)
- decline in US$ gas price of $0.50 per mcf	3,540	1,504

Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis for commodity price risk and interest rate risk

	2018	2017
Year ended 31 December	US$’000	US$’000
Effect on loss before tax
Increase / (Decrease)
- increase in interest rates + 2%	(2,550)	(3,663)
- decrease in interest rates - 2%	2,430	1,177

Schedule of rolling maturities for interest rate swap

Interest Rate Swaps
Contract Term	Notional	Rate (1)
11 June 2018 - 2019	187,500,000	2.641%
11 June 2019 - 2020	187,500,000	3.016%
11 June 2020 - 2021	125,000,000	3.072%
11 June 2021 - 2022	125,000,000	3.061%
11 June 2022 - 2023	125,000,000	3.042%